Stock based compensation - Stock-based compensation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-based compensation expense
Total stock-based compensation	$ 3,940,000	$ 251,000	$ 748,000
Total unrecognized compensation expense	$ 9,900,000
Estimated weighted average period over which expense is expected to be recognized	1 year 8 months 23 days
Stock options accounted for as liabilities
Stock-based compensation expense
Total stock-based compensation	$ 359,000	(229,000)	402,000
Research and development
Stock-based compensation expense
Total stock-based compensation	793,000	268,000	438,000
General and administration expense
Stock-based compensation expense
Total stock-based compensation	$ 3,147,000	$ (17,000)	$ 310,000